REGULATORY FRAMEWORK, General Framework of the Natural Gas Transportation Segment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) Installment	Dec. 31, 2019 ARS ($)	Jun. 21, 2019	Apr. 01, 2019	Oct. 02, 2018	Sep. 04, 2018	Apr. 01, 2018	Dec. 01, 2017	Apr. 02, 2017	Mar. 30, 2017
General aspects [Abstract]
Original license period	35 years
License period, renewal	10 years
License period, after renewal	45 years
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one	semi-annually
Natural gas transportation tariffs period, condition two	5 years
Conversion rate of exchange for tariffs	1
Number of years for negotiations under transitional agreement	17 years
Transitional Agreement [Abstract]
Percentage of increase in tariff on service for natural gas transportation				26.00%				81.10%	64.20%	214.20%
Percentage of increase in tariff on access and use								29.70%		37.00%
Investment plan period	5 years
Five Year Plan investment amount | $	$ 6,786,543
Number of installments tariff increase granted | Installment	3
Percentage of tariff increase on public service of Natural Gas Transportation and CAU							50.00%
Percentage of increase in tariff					19.70%	30.00%
Period of natural gas transportation and distribution tariff remain unadjusted	180 days
Period for natural gas transportation and distribution tariffs extended	180 days
Additional period for transitory tariffs freeze	90 days
Percentage of deferral payment of invoices issued			22.00%
Number of consecutive monthly installments | Installment	5
Sales receivables, natural gas distribution | $		$ 1,641,896
Top of Range [Member]
Transitional Agreement [Abstract]
Tariff review period	2 years